UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lepercq de Neuflize & Co. Inc.

Address:  1675 Broadway
          New York, NY  10019


13F File Number: 28-05525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700


Signature, Place and Date of Signing:

/s/ Peter Hartnedy             New York, New York               May 7, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total: $66,309
                                        (thousands)


List of Other Included Managers:  None




      COLUMN 1               COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                                         Value    Shares/   Sh/  Put/  Investment   Other       Voting Authority
Name of Issuer             Title of class   CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretion   Managers    Sole Shared  None

AOL Time Warner               COM           00184A105    2562    108350     SH         Sole                              108350
Amdocs                        COM           G02602103    1520     57050     SH         Sole                               57050
American Express              COM           025816109    4746    115875     SH         Sole                              115875
American International Group  COM           026874107    2941     40769     SH         Sole                               40769
American Power Conversion     COM           029066107     369     24950     SH         Sole                               24950
Anadarko Petroleum            COM           032511107    1795     31800     SH         Sole                               31800
Apache                        COM           037411105     522      9177     SH         Sole                                9177
Applied Materials             COM           038222105     662     12200     SH         Sole                               12200
Bank One                      COM           06423A103     277      6625     SH         Sole                                6625
Bank of New York              COM           064057102    2672     63600     SH         Sole                               63600
Bristol-Myers Squibb          COM           110122108    2022     49950     SH         Sole                               49950
Cisco Systems                 COM           17275R102     581     34300     SH         Sole                               34300
Devon Energy                  COM           25179M103    3536     73250     SH         Sole                               73250
Duke Energy                   COM           264399106    2183     57750     SH         Sole                               57750
El Paso Energy                COM           283695872    3210     72900     SH         Sole                               72900
Exxon Mobil                   COM           30231G102    1475     33650     SH         Sole                               33650
GAP                           COM           364760108     692     46000     SH         Sole                               46000
Golden West Financial         COM           381317106     207      3263     SH         Sole                                3263
Home Depot                    COM           437076102     593     12200     SH         Sole                               12200
Humana                        COM           444859102     580     42850     SH         Sole                               42850
Intel                         COM           458140100     642     21125     SH         Sole                               21125
JP Morgan Chase & Co          COM           616880100     471     13200     SH         Sole                               13200
Johnson & Johnson             COM           478160104    3511     54055     SH         Sole                               54055
Lattice Semiconductor         COM           518415104     265     15140     SH         Sole                               15140
Merck                         COM           589331107    2266     39350     SH         Sole                               39350
Newmont Mining                COM           651639106    2345     84675     SH         Sole                               84675
Ocean Energy                  COM           6.75E+110    3196    161500     SH         Sole                              161500
Olin                          COM           680665205    2495    132700     SH         Sole                              132700
Pfizer                        COM           717081103    2489     62625     SH         Sole                               62625
Quintiles Transnational       COM           748767100     177     10000     SH         Sole                               10000
Schlumberger ($)              COM           806857108    2528     42975     SH         Sole                               42975
Siebel Systems                COM           826170102    1373     42100     SH         Sole                               42100
SteelCase                     COM           858155203     409     24400     SH         Sole                               24400
Sun Microsystems              COM           866810104    1929    218725     SH         Sole                              218725
Symbol Technologies           COM           871508107    1560    138750     SH         Sole                              138750
Texas Instruments             COM           882508104     684     20650     SH         Sole                               20650
Viacom Class B                COM           925524308    4408     91137     SH         Sole                               91137
Walt Disney                   COM           254687106    2416    104675     SH         Sole                              104675




03034.0001 #322230